31-Dec-2013
Principal
Payment
55,222,785.27
1,664,853.00
0.00
0.00
56,887,638.27
Interest per
Collection Period No.
9
Collection Period (from... to)
1-Dec-2013
31-Dec-2013
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended
Determination Date
13-Jan-2014
Record Date
14-Jan-2014
Payment Date
15-Jan-2014
Interest Period of the Class A-1 Notes (from... to)
16-Dec-2013
15-Jan-2014 Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Dec-2013
15-Jan-2014
30/360 Days
30
2.091524
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
0.000000
Class A-1 Notes
478,850,000.00
55,222,785.27
0.00
115.323766
Class A-2 Notes
796,000,000.00
796,000,000.00
794,335,147.00
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
Total Note Balance
2,019,200,000.00
1,595,572,785.27
1,538,685,147.00
Overcollateralization
380,319,126.59
449,909,836.24
449,909,836.24
Total Securitization Value
2,399,519,126.59
2,045,482,621.51
1,988,594,983.24
present value of lease payments
880,763,921.95
532,514,818.81
492,883,197.96
present value of Base Residual Value
1,518,755,204.64
1,512,967,802.70
1,495,711,785.28
Amount
Percentage
Payment
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
18.75%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.270000%
12,425.13
0.025948
55,235,210.40
115.349714
Class A-2 Notes
0.490000%
325,033.33
0.408333
1,989,886.33
2.499857
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
0.491667
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
0.600000
Total
720,151.79
$57,607,790.06
Available Funds
Lease Payments Received
40,560,887.39
(1) Total Servicing Fee
Distributions
1,704,568.85
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
2,303,341.57
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
25,981,331.59
Excess wear and tear included in Net Sales Proceeds
6,623.12
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
137,821.20
(4) Priority Principal Distribution Amount
Interest & Principal
Interest & Principal
per $1000 Face Amount
Amounts in USD
Dates
Summary
Current Overcollateralization Amount
449,909,836.24
Note
Factor
0.000000
0.997908
1.000000
1.000000
0.00
0.00
720,151.79
0.00
Distribution Detail
Shortfall
Subtotal
68,845,560.55
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
9,533,791.31
68,846,150.22
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
589.67
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
68,846,150.22
Amount Due
Total Available Collections
68,846,150.22
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,704,568.85
1,704,568.85
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
720,151.79
720,151.79
0.00
thereof on Class A-1 Notes
12,425.13
12,425.13
0.00
thereof on Class A-2 Notes
325,033.33
325,033.33
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
720,151.79
720,151.79
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
56,887,638.27
56,887,638.27
0.00
Principal Distribution Amount
56,887,638.27
56,887,638.27
0.00
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
101.91
minus Net Investment Earnings
101.91
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
101.91
0.00
56,887,638.27
Notice to Investors
Pool Statistics
Net Investment Earnings on the Exchange Note
Collection Account
487.76
Investment Earnings for the Collection Period
589.67
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
2,045,482,621.51
54,344
Principal portion of lease payments
28,754,919.18
Terminations- Early
23,977,438.60
Terminations- Scheduled
2,066,134.61
Repurchase Payment (excluding interest)
0.00
Gross Losses
2,089,145.88
Securitization Value end of Collection Period
1,988,594,983.24
53,511
Pool Factor
82.87%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
15.48
Weighted Average Seasoning (months)
9.42
19.04
Aggregate Base Residual Value
1,721,197,534.44
1,611,205,854.19
Cumulative Turn-in Ratio
72.45%
Proportion of base prepayment assumption realized life to date
151.85%
Actual lifetime prepayment speed
0.58%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,983,671,969.35
53,388
99.75%
31-60 Days Delinquent
4,008,993.74
102
0.20%
61-90 Days Delinquent
576,031.64
13
0.03%
91-120 Days Delinquent
337,988.51
8
0.02%
Total
1,988,594,983.24
53,511
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,395,830.75
Less Liquidation Proceeds
710,376.10
Less Recoveries
1,085.98
Current Net Credit Loss / (Gain)
684,368.67
Cumulative Net Credit Loss / (Gain)
966,363.55
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.040%
Residual Loss
Current
26,736,888.34
28,476,328.86
Current Residual Loss / (Gain)
(1,739,440.52)
Cumulative Residual Loss / (Gain)
(12,323,664.07)
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.514%)
Less sales proceeds and other payments received during
Collection Period